Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Long-term loans	₽ 214	₽ 265
Short-term loans	5,799	11,419
Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	214	265
Short-term loans	5,799	3,434
Instalment card loans
Disclosure of detailed information about financial instruments
Short-term loans		7,985
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans	214	265
Short-term loans	5,836	12,262
Gross carrying amount | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	214	265
Short-term loans	5,836	3,467
Gross carrying amount | Instalment card loans
Disclosure of detailed information about financial instruments
Short-term loans		8,795
Expected credit loss allowance / Impairment
Disclosure of detailed information about financial instruments
Short-term loans	(37)	(843)
Expected credit loss allowance / Impairment | Loans to legal entities
Disclosure of detailed information about financial instruments
Short-term loans	₽ (37)	(33)
Expected credit loss allowance / Impairment | Instalment card loans
Disclosure of detailed information about financial instruments
Short-term loans		₽ (810)